Leases - Description (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Forge Nano, Inc.
Leases
Rent expense	$ 4,779	$ 2,478	$ 7,358	$ 762